UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and Address of issuer:

         AllianceBernstein Focused Growth & Income Fund, Inc.
         1345 Avenue of the Americas
         New York, NY  10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.       Investment Company Act File Number:  811-09687

         Securities Act File Number:         333-090261


4(a).    Last day of fiscal year for which this Form is filed: November 30,
         2006

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) |_|

4(c). Check box if this is the last time the issuer will be filing this Form. |_|


5. Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):

                                                               $ 57,854,655
                                                              -----------------

       (ii)   Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:

                                                               $169,169,362
                                                              -----------------

       (iii)  Aggregate price of securities redeemed
              or repurchased during any prior
              fiscal year ending no earlier than
              October 11, 1995 that were not
              previously used to reduce
              registration fees payable to the
              Commission:
                                                               $122,923,053
                                                              -----------------

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:
                                                               $292,092,415
                                                              -----------------

       (v)    Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item
              5(iv)from Item 5(i)]:
                                                                         $0
                                                               -----------------

       (vi)   Redemption credits available for use
              in future years - if Item 5(i) is
              less than Item 5(iv) [subtract Item
              5(iv)from Item 5(i)]:
                                                               $234,237,760
                                                              -----------------

       (vii)  Multiplier for determining
              registration fee (See Instruction
              C.9):
                                                                 [0.0000307]
                                                              -----------------

       (viii) Registration fee due
              [multiply Item 5(v)by Item 5(vii)]
              (enter "0" if no fee is due):
                                                                        =$0
                                                              -----------------


6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting
         an amount of securities that were registered under the
         Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1998, then report the amount of
         securities (number of shares or other units)deducted here:
                                                                          0
                                                               -----------------

         If there is a number of shares or other units that were
         registered pursuant to rule 24e-2 remaining unsold at the
         end of the fiscal year for which this form is filed that
         are available for use by the issuer in future fiscal
         years, then state that number here:
                                                                          0
                                                              -----------------


7.       Interest due - if this Form is being filed more than
         90 days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                        +$0
                                                               -----------------


8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii)plus line 7]:
                                                                        =$0
                                                               -----------------


9.       Date the registration fee and any interest payment was
         sent to the Commission's lockbox depository:           N/A

         Method of Delivery:

                      ____  Wire Transfer

                      ____  Mail or other means

                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ Stephen J. Laffey
                                             -----------------------
                                              Stephen J. Laffey
                                              Assistant Secretary

Date: February 23, 2007


*Please print the name and title of the signing officer below the signature.




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